Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of Geographical Areas
Revenues from continuing operations by geographic area, which are attributed to countries based on customer location for the years ended December 31, are as follows:

Revenues	2022	2021
United States	$24,052	$17,536
Germany	13,685	22,063
United Kingdom	9,893	8,968
China	9,127	38,818
France	6,903	1,827
Canada	4,520	3,063
Australia	3,711	36
Belgium	3,430	2,121
Denmark	2,529	3,026
Poland	1,769	541
Spain	763	926
India	656	439
Taiwan	640	912
Norway	591	2,521
Japan	541	954
Other countries	976	754
	$83,786	$104,505
Non-current assets by geographic area are as follows:

	December 31,	December 31,
Non-current assets	2022	2021
Canada	$180,421	$157,805
China	24,047	29,009
United States	6,791	4,121
Denmark	4,398	3,270
United Kingdom	2,913	17,552
	$218,570	$211,757